SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)		Dec. 31, 2015 USD ($)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	€ 101	€ 3,587	[1]	$ 116
Securities sold under agreements to repurchase:
Average outstanding during the year	€ 454	€ 4,010
Weighted average interest rate during the year	0.49%	0.52%
Weighted average interest rate at year end	1.48%	0.22%
Amount outstanding at month end:
January	€ 637	€ 4,004
February	129	3,857
March	121	4,244
April	140	4,940
May	90	2,776
June	254	4,188
July	267	4,270
August	157	4,942
September	199	3,833
October	116	4,334
November	101	€ 3,642
Overnight and continuous
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Overnight and continuous | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Overnight and continuous | Debt securities issued by financial institutions incorporated outside Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Overnight and continuous | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Up to 30 days
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	20
Up to 30 days | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	20
Up to 30 days | Debt securities issued by financial institutions incorporated outside Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Up to 30 days | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
30-90 days
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	35
30-90 days | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	20
30-90 days | Debt securities issued by financial institutions incorporated outside Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	15
30-90 days | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Greater than 90 days
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	46
Greater than 90 days | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Greater than 90 days | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	46
Total
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	101
Total | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	40
Total | Debt securities issued by financial institutions incorporated outside Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	15
Total | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	€ 46

[1]	Restated